6. Business Concentrations and Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Member] | One Customer [Member]
Concentration risk percentage	100.00%	100.00%
Accounts Payable [Member] | One Vendor [Member]
Concentration risk percentage	93.00%	97.00%